Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 877	$ 750	$ 366
Foreign	72	39	1
Total income (loss) before taxes	$ 949	$ 789	$ 367